Common, subordinated and preferred units - Movements (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Common Unit Public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	17,944,701	17,648,844
Awards to non-employee directors as compensation for directors' fees	8,944	8,840
Stock Issued During Period, Shares, Restricted Stock Award, Gross	0
ATM program	53,160	253,106
Ending Balance	18,009,041	17,944,701
Common Unit Public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	2,236	2,210
Common Unit Public [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		17,079
Common Unit Public [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		14,622
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	2,101,438	2,116,060
Awards to non-employee directors as compensation for directors' fees	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Gross	13,156,060
ATM program	0	0
Ending Balance	15,257,498	2,101,438
Common units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	0	0
Common units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
Common units Hoegh LNG [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		(14,622)
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	13,156,060	13,156,060
Awards to non-employee directors as compensation for directors' fees	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Gross	(13,156,060)
ATM program	0	0
Ending Balance	0	13,156,060
Subordinated Units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	0	0
Subordinated Units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
Subordinated Units Hoegh LNG [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		0
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	6,129,070	4,600,000
Awards to non-employee directors as compensation for directors' fees	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Gross	0
ATM program	105,122	1,529,070
Ending Balance	6,234,192	6,129,070
8.75% Series A Preferred Units [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	0	0
8.75% Series A Preferred Units [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
8.75% Series A Preferred Units [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		0